CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2021
Cash and cash equivalents [abstract]
Schedule Of Cash Cash Equivalents And Short Term Investments [text block]
Amounts in R million Note 2021 2020
Cash on hand 100.5 63.5
Access deposits and income funds

1
2,069.2 1,632.3
Restricted cash

2
10.3 19.3
2,180.0 1,715.1
Interest earned on cash and cash equivalents 6 108.7 63.1
1
These consist of access deposit notes and conservatively

managed income funds that are diversified

across the major financial institutions in
South Africa.
At reporting date all of these instruments had

same day or next day liquidity and effective

annualised yields of between
4 % and 5.6%
2
This consists of cash held on call as collateral for guarantees issued by the Standard Bank of South

Africa Limited on behalf of the Group for
environmental rehabilitation amounting to R 5.2

million and various utilities amounting to R
5.1

million.

Schedule of Market Risk
Amounts in R million 2021 2020
100 bp increase 19.5 10.0
100bp (decrease) (19.5) (10.0)
US Dollars not converted to South African Rands at reporting date are as follows :
Figures in USD million 2021 2020
Foreign denominated cash at 30 June 3.4 -
A 10 % strengthening of the Rand against the US Dollar at 30 June would have increased/(decreased) equity and profit/(loss) by
Amounts in R million 2021 2020
Strengthening of the Rand against the US Dollar (4.9) -
Weakening of the Rand against the US Dollar 4.9 -